UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/13_

Item 1. Schedule of Investments.

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

Latvia 1.6%			
[f]Government of Latvia, 144A, 5.25%, 2/22/17	11,050,000		12,161,243
Lithuania 0.6%			
[f]Government of Lithuania, 144A, 7.375%, 2/11/20	3,400,000		4,259,775
Mexico 2.9%			
Government of Mexico,			
9.00%, 6/20/13	36,980[h]	MXN	290,279
8.00%, 12/19/13	1,653,500[h]	MXN	13,237,065
7.00%, 6/19/14	93,900[h]	MXN	757,866
9.50%, 12/18/14	626,140[h]	MXN	5,300,773
6.00%, 6/18/15	8,680[h]	MXN	70,383
8.00%, 12/17/15	216,100[h]	MXN	1,843,057
6.25%, 6/16/16	65,350[h]	MXN	538,761
			22,038,184
Romania 1.0%			
[g]Government of Romania, senior note, Reg S, 5.25%, 6/17/16	5,460,000	EUR	7,691,508
Russia 0.6%			
[g]Government of Russia, senior bond, Reg S, 7.50%, 3/31/30	3,970,850		4,831,929
Serbia 3.2%			
[f]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	11,080,000		12,331,929
Serbia Treasury Note, 10.00%,			
4/27/15	780,000,000	RSD	8,980,203
9/14/15	205,300,000	RSD	2,353,012
11/08/17	36,330,000	RSD	403,118
			24,068,262
Slovenia 0.4%			
[f]Government of Slovenia, senior note, 144A, 5.85%, 5/10/23	3,370,000		3,352,274
Sri Lanka 3.9%			
Government of Sri Lanka,			
[f]144A, 7.40%, 1/22/15	3,500,000		3,714,375
[f]144A, 5.875%, 7/25/22	7,750,000		7,788,750
A, 7.50%, 8/01/13	157,190,000	LKR	1,237,058
A, 7.00%, 3/01/14	19,710,000	LKR	151,845
A, 11.25%, 7/15/14	354,200,000	LKR	2,814,732
A, 11.75%, 3/15/15	3,840,000	LKR	30,748
A, 6.50%, 7/15/15	108,070,000	LKR	785,065
A, 11.00%, 8/01/15	607,700,000	LKR	4,816,068
A, 6.40%, 8/01/16	49,800,000	LKR	346,652
A, 5.80%, 1/15/17	51,000,000	LKR	341,630
A, 8.00%, 11/15/18	27,800,000	LKR	192,196
A, 9.00%, 5/01/21	387,750,000	LKR	2,664,802
B, 8.50%, 7/15/13	3,580,000	LKR	28,235
B, 11.75%, 4/01/14	31,010,000	LKR	246,917
B, 6.60%, 6/01/14	29,500,000	LKR	224,298
B, 6.40%, 10/01/16	53,200,000	LKR	366,986
B, 8.50%, 7/15/18	65,800,000	LKR	468,557
C, 8.50%, 4/01/18	108,910,000	LKR	778,962
D, 8.50%, 6/01/18	284,830,000	LKR	2,033,329
			29,031,205
[i]**Supranational 0.7%**			
[g]Eastern & Southern African Trade and Development Bank, Reg S, 6.875%, 1/09/16	5,000,000		5,264,100
Ukraine 6.2%			
[f]Government of Ukraine,			
144A, 9.25%, 7/24/17	1,330,000		1,438,063
144A, 7.75%, 9/23/20	19,840,000		20,339,472
senior bond, 144A, 7.65%, 6/11/13	11,948,000		11,959,948

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2013 (unaudited) *(continued)*

[f]Kyiv Finance PLC (City of Kiev), loan participation, senior note, 144A, 9.375%, 7/11/16	12,940,000		12,665,025
			46,402,508
Venezuela 0.5%			
Government of Venezuela, 10.75%, 9/19/13	3,800,000		3,866,025
Vietnam 1.0%			
[f]Government of Vietnam, 144A, 6.75%, 1/29/20	6,835,000		7,702,191
Zambia 2.5%			
[f]Government of Zambia International Bond, 144A, 5.375%, 9/20/22	20,000,000		18,900,000
Total Foreign Government and Agency Securities (Cost $413,810,094)			429,095,148
Quasi-Sovereign and Corporate Bonds 34.3%			
Hungary 1.4%			
[f]Magyar Export-Import Bank RT, senior note, 144A, 5.50%, 2/12/18	10,000,000		10,253,250
India 0.6%			
[f]ICICI Bank Ltd., sub. bond, 144A, 6.375% to 4/30/17, FRN thereafter, 4/30/22	4,100,000		4,223,000
Kazakhstan 7.9%			
[f]HSBK (Europe) BV, senior note, 144A, 7.25%, 5/03/17	26,035,000		28,298,483
[f]Kazakhstan Temir Zholy Finance BV, senior note, 144A, 6.375%, 10/06/20	6,090,000		6,896,925
[f]KazMunayGas National Co., senior note, 144A, 9.125%, 7/02/18	19,200,000		23,928,000
			59,123,408
Mexico 3.9%			
[f]Cemex Espana Luxembourg, senior secured note, 144A, 9.25%, 5/12/20	2,355,000		2,548,310
[f]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	21,845,000		23,647,213
[f]Corporacion GEO SAB de CV, senior note, 144A, 8.875%, 3/27/22	8,420,000		3,157,500
			29,353,023
Peru 0.3%			
[f]Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn., 5/31/18	2,562,668		2,338,736
Russia 6.1%			
[f]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation,			
secured note, 144A, 7.875%, 9/25/17	6,550,000		7,348,052
senior note, 144A, 7.75%, 4/28/21	7,900,000		8,843,062
[f]Gaz Capital SA (OJSC Gazprom), loan participation, senior bond, 144A, 8.146%, 4/11/18	6,000,000		7,221,240
LUKOIL International Finance BV,			
[f]144A, 6.356%, 6/07/17	890,000		997,913
[f]144A, 6.656%, 6/07/22	4,540,000		5,192,625
[g]Reg S, 6.356%, 6/07/17	2,300,000		2,588,961
[g]Reg S, 6.656%, 6/07/22	3,970,000		4,550,394
[f]RSHB Capital SA (Russian Agricultural Bank OJSC), loan participation, senior note, 144A, 9.00%, 6/11/14	4,880,000		5,242,120
[f]TNK-BP Finance SA, senior bond, 144A, 7.25%, 2/02/20	1,190,000		1,405,235
[f]VTB Capital SA (VTB Bank), loan participation, senior bond, 144A, 6.25%, 6/30/35	2,400,000		2,589,000
			45,978,602
South Africa 2.9%			
[b,f]Edcon Holdings Pty. Ltd., secured note, 144A, FRN, 5.703%, 6/15/15	8,285,000	EUR	10,269,902
[f]Edcon Pty. Ltd., senior secured note, 144A, 9.50%,			
3/01/18	7,250,000		7,467,500
3/01/18	2,828,000	EUR	3,716,186
			21,453,588
Trinidad and Tobago 0.8%			
Petro Co. of Trinidad and Tobago Ltd., senior note,			
[f]144A, 9.75%, 8/14/19	4,500,000		5,793,750
[g]Reg S, 9.75%, 8/14/19	210,000		270,375
			6,064,125
Turkey 3.5%			
[f]Akbank TAS, senior note, 144A, 6.50%, 3/09/18	2,588,000		2,944,588

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity is linked to the Argentine GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of this GDP linked security.
bThe coupon rate shown represents the rate at period end.
cPrincipal amount is stated in 1,000 Brazilian Real Units.
dRedemption price at maturity is adjusted for inflation.
eA portion or all of the security purchased on a delayed delivery basis.

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2013 (unaudited) (continued)

fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2013, the aggregate value of these securities was $382,549,938, representing 51.02% of net assets.

 gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2013, the aggregate value of these securities was $42,772,587, representing 5.70% of net assets.

 hPrincipal amount is stated in 100 Mexican Peso Units.

iA supranational organization is an entity formed by two or more central governments through international treaties.

jThe security is traded on a discount basis with no stated coupon rate.

 kNon-income producing.

lThe Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2013 (unaudited) (continued)

Templeton Emerging Markets Income Fund

Statement of Investments, May 31, 2013 (unaudited) (continued)

ABBREVIATIONS

Counterparty

Templeton Emerging Markets Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

4. INCOME TAXES

At May 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Net unrealized appreciation (depreciation)	$ 45,163,302

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2013, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Foreign Government and Agency Securities*	$ -	$ 429,095,148	$ -	$ 429,095,148
Quasi-Sovereign and Corporate Bonds*	-	256,941,585	-	256,941,585
Credit-Linked Notes	-	1,398,427	-	1,398,427
Short Term Investments	24,922,577	13,132,430	-	38,055,007
Total Investments in Securities	$ 24,922,577	$ 700,567,590	$ -	$ 725,490,167
Forward Exchange Contracts	$ -	$ 9,927,188	$ -	$ 9,927,188
Liabilities:				
Swaps	-	913,968	-	913,968
Forward Exchange Contracts	-	1,096,470	-	1,096,470

*For detailed categories, see the accompanying Statement of Investments.

6. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Income Fund

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 26, 2013

By /s/ MARK H. OTANI

      Mark H. Otani

      Chief Financial Officer and

   Chief Accounting Officer

Date  July 26, 2013